Investment Securities - Unrealized Loss Position (Details) (USD $)	Dec. 31, 2013 position	Dec. 31, 2012 position
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 684,499,000	$ 382,282,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	557,000	246,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	128,670,000	125,038,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	15,430,000	23,521,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	64	17
Investment Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions In Loss Position Greater than Twelve Months	7	9
Available-for-Sale Securities Gross Unrealized Losses	15,987,000	23,767,000
Available-for-sale securities in a loss position for more than 12 months, qualitative disclosure, percent of amortized cost	89.30%
Floating Interest Rate [Member] | Auction-rate certificates backed by Government guaranteed student loans [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	65,285,000	63,159,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	8,815,000	10,941,000
Available-for-Sale Securities Gross Unrealized Losses	8,815,000	10,941,000
Floating Interest Rate [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	50,129,000	21,648,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	59,000	27,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	3,619,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	9,000
Available-for-Sale Securities Gross Unrealized Losses	59,000	36,000
Floating Interest Rate [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	19,982,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	18,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-Sale Securities Gross Unrealized Losses	18,000	0
Floating Interest Rate [Member] | Government/GSE Guaranteed Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	161,960,000	174,352,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	435,000	209,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	829,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	2,000
Available-for-Sale Securities Gross Unrealized Losses	435,000	211,000
Floating Interest Rate [Member] | GSE Subordinated Debt [Member}
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	63,385,000	57,431,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	6,615,000	12,569,000
Available-for-Sale Securities Gross Unrealized Losses	6,615,000	12,569,000
Floating Interest Rate [Member] | Senior Agency Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Losses		0
Fixed Interest Rate [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Losses		0
Fixed Interest Rate [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	10,058,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	4,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-Sale Securities Gross Unrealized Losses	4,000	0
Fixed Interest Rate [Member] | Government/GSE Guaranteed Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Losses	0	0
Fixed Interest Rate [Member] | Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Losses	0	0
Fixed Interest Rate [Member] | Taxable Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,041,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0
Available-for-Sale Securities Gross Unrealized Losses	3,000
Fixed Interest Rate [Member] | Senior Agency Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	316,273,000	50,088,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	30,000	1,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-Sale Securities Gross Unrealized Losses	30,000	1,000
Fixed Interest Rate [Member] | US Treasury Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	118,056,000	136,194,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	8,000	9,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-Sale Securities Gross Unrealized Losses	8,000	9,000
External Credit Rating, A Minus Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2	1
External Credit Rating, BBB Plus Rating [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	1
External Credit Rating, BBB Plus Rating [Member] | Fixed Interest Rate [Member] | Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities Gross Unrealized Losses	$ 4,000